Contents of Significant Accounts - Details of Distribution of Employees' Compensation and Directors' Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Employees' compensation – Cash	$ 5,439,059	$ 9,160,485	$ 4,770,909
Directors' compensation	$ 45,000	$ 45,000	$ 25,264